Credit facility	12 Months Ended
Dec. 31, 2025
Credit facility
Credit facility

7. Credit facility

Facility terms

On September 23, 2025, the Company amended its Bank credit facility agreement providing for an upsized $40,000 secured revolving credit facility (the “Credit Facility”). The Credit Facility includes an accordion feature which provides for an additional $35,000 of availability subject to certain conditions, resulting in total funding capacity under the Credit Facility of $75,000. The Company executed a second amendment subject to satisfaction of conditions precedent for the effectiveness thereof for the increase of the Credit Facility and the accordion feature. The previous credit facility was a $15,000 secured revolving credit facility that included an accordion feature for an additional $10,000.

The Credit Facility, secured against certain royalty assets and PMPAs of the Company, as defined in the credit agreement, is available for general corporate purposes, acquisitions, and investments, subject to certain limitations. At the Company’s election, amounts drawn on the Credit Facility bear interest at either (i) a rate determined by reference to the U.S. dollar prime rate plus a margin of 1.5% to 2.5% per annum, or (ii) the secured overnight financing rate plus a margin of 2.50% to 3.50% per annum. The undrawn portion of the Credit Facility is subject to a standby fee of 0.5625% to 0.7875% per annum, all of which is dependent on the Company’s leverage ratio (as defined in the amended credit agreement). The Credit Facility matures on September 23, 2028, and is extendable one-year at a time through mutual agreement between the Company and the lender. The Credit Facility includes covenants that require the Company to maintain certain financial ratios, including the Company’s leverage ratios and meet certain non-financial requirements.

As at December 31, 2025, the Company was in compliance with all such covenants and the Company expects to remain in compliance over the next year. The covenants, tested at the end of each fiscal quarter, include:

•	Leverage Ratio: less than or equal to 3.5:1;
•	Interest Coverage Ratio: greater than or equal to 2.5:1; and
•	Liquidity, comprising cash and the unadvanced portion under the Credit Facility, shall be no less than $5,000.

Credit facility

The following summarizes the outstanding balance under the Credit Facility as at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of period	-	-
Borrowings	16,700	-
Repayments	(10,000)	-

Balance, end of period	6,700	-

Other assets (Facility transaction costs)

The following summarizes the change in other assets as at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of period	279	271
Facility transaction costs incurred during the period	515	234
Amortization expense of Facility transaction costs	(325)	(226)

Balance, end of period	469	279

The September 23, 2025 amendment of the Credit Facility was accounted for as an extinguishment of the previous credit facility and recognition of a new Credit Facility which resulted in the write off of $87 of unamortized facility transaction costs at the amendment date which are included in the amortization expense in the table above.

Interest and finance expenses

The following summarizes the interest and finance expenses for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	$	$
Amortization expense of Facility transaction costs	325	226
Interest expense on Facility	519	89

	844	315